Risk management - Regulatory capital phase-in coefficients (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Risk management
Level 1 ordinary eligible capital (millions of euros)	€ 72,402	€ 69,399	€ 70,497
Level 1 additional eligible capital (millions of euros)	10,050	9,102	9,039
Level 2 eligible capital (millions of euros)	14,865	12,514	11,531
Risks (millions of euros)	€ 578,930	€ 562,580	€ 605,244
Level 1 ordinary capital coefficient (CET 1) (as a percent)	12.51%	12.34%	11.65%
Level 1 additional capital coefficient (AT1) (as a percent)	1.73%	1.61%	1.49%
Level 1 phase in capital ratio (as a percent)	14.24%	13.95%	13.14%
Level 2 capital coefficient (TIER 2) (as a percent)	2.57%	2.23%	1.91%
Total capital coefficient (as a percent)	16.81%	16.18%	15.05%